Condensed Balance Sheets - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Current Assets:
Cash and cash equivalents	$ 4,328,355	$ 6,540,794	$ 12,959,373
Accounts receivable, net	134,006	382,258	297,039
Inventories, net	454,379	256,149	201,155
Prepaid expenses and other current assets	786,732	695,276	388,275
Total Current Assets	5,703,472	7,874,477	13,845,842
Restricted cash	75,000	75,000	52,000
Deferred offering costs	133,976	144,582
Equipment, net	170,330	187,513	77,150
Total Assets	6,082,778	8,281,572	13,974,992
Current Liabilities:
Accounts payable and other accrued expenses	1,552,307	1,743,427	1,277,236
Derivative liabilities	43,942	3,661	39,930
Deferred revenue	2,942	1,990	61,288
Customer advance payments	63,567	106,609	106,718
Total Current Liabilities	1,662,758	1,855,687	1,485,172
Deferred revenue, net of current portion			44,042
Non-Current Liabilities	1,495
Total Liabilities	1,664,253	1,855,687	1,529,214
Commitments and Contingencies
Stockholders' Equity:
Common stock, value	1,716	1,245	1,114
Undesignated preferred stock par value $0.0001 per share; 25,000,000 authorized at December 31, 2018 and 2017. No shares issued or outstanding
Additional paid-in capital	57,787,751	51,720,630	47,423,915
Accumulated deficit	(53,364,478)	(45,289,526)	(34,972,787)
Treasury stock, 27 shares at cost	(6,464)	(6,464)	(6,464)
Total Stockholders' Equity	4,418,525	6,425,885	12,445,778
Total Liabilities and Stockholders' Equity	$ 6,082,778	$ 8,281,572	$ 13,974,992